Investments	12 Months Ended
Mar. 31, 2022
Disclosure of Investments [Abstract]
Investments [Text Block]

8. Investments

The Company's investment holdings that are not traded in active markets by the Company are considered investments. Investments are accounted for as financial assets which are initially recognized at fair value and subsequently measured through fair value through profit or loss

On April 21, 2021, the Company completed a share swap transaction with Valour Inc. (formerly DeFi Technologies Inc.) pursuant to which HIVE received 10,000,000 common shares of Valour Inc., in exchange for 800,000 common shares of the Company, valued at C$16.0 million.

As at March 31, 2022, in addition to the investment of Valour Inc., the Company holds a number of non-material investments in both private and public companies. Investments were valued at $17,000,742 (March 31, 2021 - $981,736).

The continuity of investments was as follows:

Investments
Balance, March 31, 2020	$-
Additions	187,386
Unrealized gain on investments	794,350
Balance, March 31, 2021	$981,736
Additions	16,856,828
Unrealized loss on investments	(837,822)
Balance, March 31, 2022	$17,000,742